Segment Information - Capital Expenditure and Depreciation and Amortization by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Capital Expenditures	$ 235,978	$ 170,094	$ 128,973
Depreciation and amortization	323,330	173,792	117,967
Operating Segments [Member] | Flavors [Member]
Segment Reporting Information [Line Items]
Capital Expenditures	135,421	82,712	68,937
Depreciation and amortization	247,791	101,224	53,534
Operating Segments [Member] | Fragrances [Member]
Segment Reporting Information [Line Items]
Capital Expenditures	92,279	82,400	53,089
Depreciation and amortization	69,225	65,066	59,951
Unallocated assets [Member]
Segment Reporting Information [Line Items]
Capital Expenditures	8,278	4,982	6,947
Depreciation and amortization	$ 6,314	$ 7,502	$ 4,482